Stockholders Equity - Additional Information (Detail) - USD ($)	Nov. 05, 2019	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	1,000	1,000
Common share issued during period	100
Common share value during period	$ 100